OTHER EXPENSES - Other operating expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
OTHER EXPENSES
Amortization of intangible assets	$ 7,625	$ 3,840	$ 14,999	$ 12,458
Depreciation of property and equipment	3,047	1,506	4,829	5,840
Provision for doubtful accounts	8,866	3,358	19,976	26,960	$ 34,260
Share-based compensation	418	1,535	1,445	5,657
Other operating expenses	$ 19,956	$ 10,239	$ 41,249	$ 50,915